Accumulated Other Comprehensive (Loss) / Income	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive (Loss) / Income [Abstract]
Accumulated Other Comprehensive (Loss) / Income

9.Accumulated Other Comprehensive (Loss) / Income

The components of AOCI included in the accompanying interim condensed consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Changes in AOCI by Component

For the six months ended June 30, 2013

Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2013	$(651,896)

OCI before reclassifications	986,049
Amounts reclassified from AOCI	(211,203)
Net current-period OCI	774,846

AOCI — Balance, June 30, 2013	$122,950

Reclassifications out of AOCI

For the six months ended June 30, 2013

Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$211,203	Interest and finance costs

Total reclassifications for the period	$211,203